DECOMISSIONING PROVISION (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of decommissioning provisions

($ millions)	2020	2019 (Restated Note 4)
Balance at January 1(2)	340	162
Unwinding of discount rate	15	9
Change in rates	—	90
Acquisition (Note 7)	—	74
Additions	11	8
Change in cost estimates and other	(16)	(3)
Total	350	340
Less current portion(1)	(2)	(3)
Balance at December 31	348	337
(1)    Included in trade payables and other on the Consolidated Statement of Financial Position.
(1)    January 1, 2019 opening balance includes $4 million relating to the current portion of the liability previously classified as trade payables and other.